ACCRUED EXPENSES AND OTHER CURRENT LIABILITES (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Employees and payroll accruals	$ 4,240	$ 8,262
Professional fees	304	600
Non recurring engineering	2,788	4,800
Government authorities	2,530	648
Other payables	1,460	1,708
Total	$ 11,322	$ 16,018